Xtrackers S&P 100 Ex Top 20 ETF Annual Fund Operating Expenses - Xtrackers S&P 100 Ex Top 20 ETF - Xtrackers S and P 100 Ex Top 20 ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%